ADVANCED SERIES TRUST

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Investment Grade Bond Portfolio

(each, a Portfolio, and collectively, the Portfolios)

Supplement dated December 9, 2019 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's SAI.

The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby modified to reflect the following information pertaining to the Portfolios listed below, effective January 1, 2020:

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
AST Bond Portfolio 2020	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.930% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.
AST Bond Portfolio 2021	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.930% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.
AST Bond Portfolio 2022	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.930% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.
AST Bond Portfolio 2023	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.930% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.
AST Bond Portfolio 2024	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.930% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.
AST Bond Portfolio 2025	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.930% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
approval of the Trust's Board of Trustees.
AST Bond Portfolio 2026	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.930% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.
AST Bond Portfolio 2027	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.930% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.
AST Bond Portfolio 2028	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.930% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.
AST Bond Portfolio 2029	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.930% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.
AST Bond Portfolio 2030	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.930% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.
AST Investment Grade Bond Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and
expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed
0.990% of the Portfolio's average daily net assets through June 30,
2020. Expenses waived/reimbursed by the Manager may be
recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be
realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSAISUP2